Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity

8.            Shareholders’ Equity

During the six months ended June 30, 2013, dividends were paid at $25.00 per share to shareholders of record effective March 15, 2013.  During the six months ended June 30, 2012, dividends were paid at $25.00 per share to shareholders of record effective March 15, 2012 and June 25, 2012.

11.            Shareholders’ Equity

The Company did not issue any shares during 2010.  During November 2011, the Company issued 125 shares of common stock to one employee as compensation for services performed and issued 2,375 shares of common stock to two LLCs that provide consulting services to the Company.  The fair value of the shares at the date of issuance of approximately $6.3 million was recorded as a credit to Common stock and a debit to General and administrative expenses in the consolidated statement of operations.  The Company did not issue any shares during 2012.

The Company did not repurchase any shares during the years ended December 31, 2012, 2011 and 2010.

During 2012, dividends were paid at $25.00 per share to shareholders of record effective March 15, 2012, June 25, 2012, September 24, 2012 and December 17, 2012.   During 2011, dividends were paid at $25.00 per share to shareholders of record effective March 1, 2011, June 15, 2011, September 15, 2011 and December 1, 2011. During 2010, dividends were paid at $25.00 per share to shareholders of record effective March 15, 2010, June 15, 2010, September 1, 2010 and December 15, 2010.